INCOME TAXES (Tables)	12 Months Ended
Mar. 31, 2022
INCOME TAXES
Schedule of reconciliation of effective tax rate
	March 31, 2022	March 31, 2020
Income (loss) for the year	$1,078,937	$1,360,699
Total income tax expense	–	–
Loss excluding income tax	1,078,937	1,360,699

Income tax expense (recovery) using the Company’s tax rate	(291,000)	367,000
Non-deductible expenses and other	107,000	(577,000)
Temporary difference booked to reserve	(199,000)	16,000
Deferred income tax assets not recognized	383,000	194,000
	$–	$–

Schedule of deductible temporary difference of deferred tax asset
Expiry	Tax losses (capital)	Tax losses (non-capital)	Resources pools	Other
Within one year	$–	$–	$–	$–
One to five years	–	–	–	–
After five years	–	11,423,000	–	1,011,000
No expiry date	2,030,000	–	31,210,000	77,000
	$2,030,000	$11,423,000	$31,210,000	$1,088,000